NET (LOSS)/INCOME PER SHARE	12 Months Ended
Dec. 31, 2019
NET (LOSS)/INCOME PER SHARE
NET (LOSS)/INCOME PER SHARE

15.    NET (LOSS)/INCOME PER SHARE

For the years ended December 31, 2017, 2018 and 2019, the Group has determined that its all classes of convertible redeemable preferred shares are participating securities as they participate in undistributed earnings on an as-if-converted basis. The holders of the Preferred Shares are entitled to receive dividends on a pro rata basis, as if their shares had been converted into ordinary shares. Accordingly, the Group uses the two-class method of computing net (loss)/income per share, for ordinary shares and preferred shares according to the participation rights in undistributed earnings.

Basic net (loss)/income per share and diluted net (loss)/income per share have been calculated in accordance with ASC 260 on computation of earnings per share for the years ended December 31, 2017, 2018 and 2019 as follows:

	Year ended December 31,
	2017	2018	2019
	(HK$ in thousands, except for share and per share data)
Basic net (loss)/income per share calculation:
Numerator:
Net (loss)/income attributable to ordinary shareholder of the Company	(55,817)	36,938	143,159
Denominator:
Weighted average ordinary shares outstanding - basic	403,750,000	403,750,000	832,790,329
Net (loss)/income per share attributable to ordinary shareholder - basic	(0.14)	0.09	0.17
Diluted net (loss)/income per share calculation:
Numerator:
Net (loss)/income attributable to ordinary Shareholder of the Company	(55,817)	36,938	143,159
Denominator:
Weighted average ordinary shares outstanding - basic	403,750,000	403,750,000	832,790,329
Dilutive effect of share options	—	107,786,122	85,107,097
Weighted average ordinary shares outstanding - diluted	403,750,000	511,536,122	917,897,426
Net (loss)/income per share attributable to ordinary shareholder - diluted	(0.14)	0.07	0.16

For the years ended December 31, 2017, 2018 and 2019, options to purchase ordinary shares that were anti-dilutive and excluded from the calculation of diluted net (loss)/income per share were 99,355,769, 3,418,090 and 3,747,975 shares on a weighted average basis, respectively. For the years ended December 31, 2017, 2018 and 2019, the preferred shares convertible into ordinary shares that were anti-dilutive and excluded from the calculation of diluted net (loss)/income per share of the Company were 323,435,523,  377,931,094 and nil shares on a weighted average basis, respectively.